Fair values (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of fair value measurement of assets [abstract]
Debt at amortised cost (long & short-term borrowings)	$ 39,333	$ 41,538